October 31, 2024

Christopher R. Bellacicco
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Exchange-Traded Funds, Inc.

 consisting of the following series:

  T. Rowe Price Capital Appreciation Premium Income ETF

  T. Rowe Price Hedged Equity ETF

 File Nos.: 333-23450/811-23494

Dear Mr. Bellacicco:

In accordance with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, we are hereby filing Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A. The Amendment reflects the addition of two new series.

We have not yet obtained the NYSE Arca ticker symbols, however, once they have been received they will be added to the front cover of the prospectuses and Statement of Additional Information.

The filing is scheduled to go effective on January 17, 2025.

If you have any questions about this filing, please give me a call at 410-577-4847 or, in my absence, Laura Chasney at 410-345-4882.

Sincerely,

/s/Sonia Kurian
Sonia Kurian
Managing Legal Counsel and Vice President, T. Rowe Price Associates, Inc.